SIGNIFICANT TRANSACTIONS	12 Months Ended
Dec. 31, 2023
SIGNIFICANT TRANSACTIONS [Abstract]
SIGNIFICANT TRANSACTIONS
2	SIGNIFICANT TRANSACTIONS

a)	Main acquisitions, incorporations and mergers -

The Group has not carried out any significant acquisitions, incorporations, or mergers of companies.

b)	Current situation -

Between the months of December 2022 and December 2023, Peru was affected by political and social events, as well as natural events that affected different regions, as indicated below:

In December 2022, in response to various political events that occurred in Peru, a series of riots and social protests occurred in different regions of the country, which resulted in a decrease in commercial activity in said regions and, therefore, the liquidity restriction in certain people and companies.

On June 8, 2023, the Government declared a State of Emergency for 60 days in certain areas, due to intense rainfall and possible El Niño Phenomenon, a measure that has been extended to date.

As of December 31, 2023, the Bank maintains a balance of rescheduled loans for a total of S/692.6 million of retail loans (S/116.9 million as of December 31, 2022). In the opinion of Management, this situation has not affected the Group’s operations, nor has it generated any significant impact on the financial statements presented as of December 31, 2023 and 2022.